Long Term Debt (Long Term Maturities) (Details) CAD in Millions	Dec. 31, 2016 CAD
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	CAD 476
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	791
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	1,380
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	835
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	1,687
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	9,628
Total debt maturities including current portion	14,797
Emera Inc
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	225
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	30
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	2,111
Emera US Finance LP [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	671
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	1,007
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	2,686
Total debt maturities including current portion	4,364
TECO Energy Inc [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	409
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	67
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	643
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	2,443
Total debt maturities including current portion	3,562
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	403
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	335
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	403
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	0
Total debt maturities including current portion	1,141
Emera Maine [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	33
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	6
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	32
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	40
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	269
Total debt maturities including current portion	380
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	95
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	264
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	1,965
Total debt maturities including current portion	2,324
EBP [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	248
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	0
Total debt maturities including current portion	248
Grand Bahama Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	11
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	12
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	12
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	40
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	11
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	44
Total debt maturities including current portion	130
The Barbados Light and Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in 2017	29
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	29
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	30
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	58
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	26
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after 2022	110
Total debt maturities including current portion	CAD 282